Related Party Transactions	3 Months Ended
Jun. 30, 2024
Revelyst Business
Related Party Transaction [Line Items]
Related Party Transactions	Related Party Transactions
The combined financial statements have been prepared on a carve-out basis and are derived from the consolidated financial statements and accounting records of Vista Outdoor. The following discussion summarizes activity between us and Vista Outdoor.
Allocation of General Corporate Expenses
The combined statements of comprehensive income (loss) include expenses for certain centralized functions and other programs provided and administered by Vista Outdoor that are charged directly to us. In addition, for purposes of preparing the combined financial statements on a carve-out basis, we have allocated a portion of Vista Outdoor total corporate expense to us. See Note 2, Significant Accounting Policies, for a discussion of the methodology used to allocate corporate-related costs for purposes of preparing these financial statements on a carve-out basis.
Related Party Sales
For the fiscal years ended March 31, 2024, 2023, and 2022, we sold products to other Vista Outdoor businesses in the amount of $15,423, $17,502 and $15,767, respectively, which are included in net sales in the combined statements of comprehensive income (loss).
Share-Based Compensation
Total share-based compensation consists of the following:

	Years ended March 31,
	2024	2023	2022
Total share-based compensation expense (included in selling, general, and administrative)	$5,192	$13,281	$12,637
Income tax benefits related to share based compensation	305	1,422	1,715
Net Transfers To and From Vista Outdoor
Net transfers (to) from Parent are included within Parent Company Investment on the combined statements of parent company equity. The components of the net transfers (to) from Vista Outdoor for the years ended March 31, 2024, 2023, and 2022 are as follows:

	Years ended March 31,
	2024	2023	2022
General financing activities	$(188,648)	$682,747	$543,714
Corporate allocations	71,374	35,773	50,094
Share-based compensation	5,192	13,281	12,637
Total net transfers (to) from Parent	$(112,082)	$731,801	$606,445
Related Party Transactions
Allocation of General Corporate Expenses
These condensed combined financial statements have been prepared on a carve-out basis and are derived from the consolidated financial statements and accounting records of Vista Outdoor. The following discussion summarizes activity between us and Vista Outdoor.
Related Party Sales
For the three months ended June 30, 2024 and June 25, 2023, we sold products to other Vista Outdoor businesses in the amount of $476 and $4,845, respectively, which are included in net sales in the condensed combined statements of comprehensive loss.
Share-Based Compensation
Total share-based compensation consists of the following:

	Three months ended
	June 30, 2024	June 25, 2023
Total share-based compensation expense (included in selling, general and administrative)	$1,812	$1,723
Income tax benefits related to share based compensation	139	324
Net Transfers To and From Vista Outdoor
Net transfers to Parent are included within Parent Company Investment on the condensed combined statements of parent company equity. The components of the net transfers to Vista Outdoor are as follows:

	Three months ended
	June 30, 2024	June 25, 2023
General financing activities	$(49,682)	$(48,322)
Corporate allocations	(1,942)	11,600
Share-based compensation	1,812	1,723
Total net transfers to Parent	$(49,812)	$(34,999)